Trade and other receivables - Schedule of Movements in Loss Allowance (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of The Movements In The Loss Allowance [Line Items]
Opening balance loss allowance at the beginning of the year	€ 2
Closing balance loss allowance at the end of the year	1	€ 2
Trade receivables [member]
Schedule of The Movements In The Loss Allowance [Line Items]
Opening balance loss allowance at the beginning of the year	2	1
Additions to bad debt allowance	0	1
Receivables written off during the year as uncollectible	0	0
Unused amount reversed during the year	(1)	0
Closing balance loss allowance at the end of the year	1	2
Contract assets [member]
Schedule of The Movements In The Loss Allowance [Line Items]
Opening balance loss allowance at the beginning of the year	0	0
Additions to bad debt allowance	0	0
Receivables written off during the year as uncollectible	0	0
Unused amount reversed during the year	0	0
Closing balance loss allowance at the end of the year	€ 0	€ 0